Intangible Assets - Summary of Changes In Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Intangible Assets [Line Items]
Intangible assets and goodwill at beginning of period	₩ 1,036	₩ 234	₩ 392
Acquisitions	1,617	1,177	22
Amortization	(868)	(145)	(176)
Impairment	(623)	(230)	(5)
Translation differences	1		1
Intangible assets and goodwill at end of period	1,163	1,036	234
Software
Disclosure Of Intangible Assets [Line Items]
Intangible assets and goodwill at beginning of period	64	115	233
Acquisitions	1,523	36	13
Amortization	(597)	(87)	(131)
Translation differences	1
Intangible assets and goodwill at end of period	991	64	115
Industrial Property Rights
Disclosure Of Intangible Assets [Line Items]
Intangible assets and goodwill at beginning of period	77	89	109
Acquisitions	16	12	9
Amortization	(21)	(24)	(24)
Impairment			(5)
Intangible assets and goodwill at end of period	72	77	89
License
Disclosure Of Intangible Assets [Line Items]
Intangible assets and goodwill at beginning of period	843
Acquisitions	78	1,104
Amortization	(241)	(31)
Impairment	(623)	(230)
Intangible assets and goodwill at end of period	57	843
Other Intangible Assets
Disclosure Of Intangible Assets [Line Items]
Intangible assets and goodwill at beginning of period	52	30	50
Acquisitions		25
Amortization	(9)	(3)	(21)
Translation differences			1
Intangible assets and goodwill at end of period	₩ 43	₩ 52	₩ 30